As Filed with the Securities and Exchange Commission on November 18, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 71

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 70

(Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST
FILE NOS 811-3174 and 002-72101
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

With Copy to:
John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
It is proposed that this filing will become effective
(check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date)pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 71 to Registration Statement No. 002-72101 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 17th day of November, 2011.

TOUCHSTONE TAX-FREE TRUST By: /s/ Jill T. McGruder Jill T. McGruder President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

/s/ Jill T. McGruder	President & Trustee	November 17, 2011
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller, Treasurer and	November 17, 2011
Terrie A. Wiedenheft	Principal Financial Officer

/s/ Phillip R. Cox	Trustee	November 17, 2011
Phillip R. Cox

/s/ H. Jerome Lerner	Trustee	November 17, 2011
H. Jerome Lerner

/s/ John P. Zanotti	Trustee	November 17, 2011
John P. Zanotti

/s/ Donald C. Siekman	Trustee	November 17, 2011
Donald C. Siekman

/s/ Susan J. Hickenlooper	Trustee	November 17, 2011
Susan J. Hickenlooper

EXHIBIT INDEX

Exhibit No.
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase